Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net earnings	$ 113,295	$ 123,908	$ 120,484
Unrealized (loss) gain on cash flow hedges, arising during the period net of tax of $71, $471 and $356, respectively	(212)	(1,212)	914
Reclassification adjustment for cash flow hedges included in net income, net of tax of $21, $335 and $272, respectively	78	862	(699)
Pension adjustment, net of tax of $3,675, $1,040 and $2,536, respectively	5,294	(2,216)	3,652
Tax effect on losses previously recorded in other comprehensive income	0	16,836	0
Foreign currency translation on net investment hedges	(4,020)	(1,251)	2,532
Tax effect of current year activity on net investment hedges	1,810	0	0
Foreign currency translation on long term intercompany loans	5,781	(1,540)	752
Other foreign currency translation	1,856	22,984	(31,569)
Total Comprehensive Income	$ 123,882	$ 158,371	$ 96,066